RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other Receivables	$ 77,641	$ 31,624
Due to related parties	1,734,660	1,491,227
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Other Receivables	31,874	31,624
STMeng [Member]
Related Party Transaction [Line Items]
Other Receivables	45,767	0
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	343,529	68,026
Ms.Cheung and Mr Lao and Ms.Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties	73,896	75,333
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	85,053	184,948
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,232,182	$ 1,162,920
Related party transaction, description	interest at the rate of 8% per annum and becomes repayable by 12 equal consecutive monthly instalments, commencing from January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024. Subsequently on March 10, 2025, the Company and DNAP entered into a supplementary agreement to extend the repayment date to March 31, 2026 and the Company shall repay the total outstanding principal of the loan and any accrued interest on March 31, 2026. Save as aforesaid, all other terms of the original loan agreement remained in full force and effect. As of the date of issuance of these consolidated financial statements, the Company has not repaid the amount due and considered default of settlement.